Summary of Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2025
Plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	3 years
Plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	15 years
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	20 years